PREPAID EXPENSES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
PREPAID EXPENSES
Prepaid R&D costs	$ 383,390	$ 383,390	$ 329,033
Prepaid insurance	56,211	508,084	684,191
Prepaid expense	20,250	8,500	2,250
Total	459,851	899,974	1,015,474
Less: Short-term portion	(159,851)	(516,584)	(715,474)
Long-term portion	$ 300,000	$ 383,390	$ 300,000